UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2014

Date of reporting period:	5/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FINANCIAL SERVICES FUND

SEMIANNUAL REPORT • MAY 31, 2014

Fund Type

Sector Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Financial Services Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Financial Services Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Financial Services Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.50%	16.16%	108.30%	168.52%	—
Class B	2.13	15.40	101.39	150.02	—
Class C	2.20	15.41	101.41	150.04	—
Class R	2.35	15.94	N/A	N/A	49.26% (2/3/12)
Class Z	2.66	16.55	111.66	176.28	—
MSCI World Financials ex-Real Estate Index	3.12	17.02	71.03	21.00	—
S&P Composite 1500 Index	7.25	20.24	135.63	117.20	—
Lipper Global Financial Services Funds Avg.	2.77	13.85	87.47	105.33	—

Average Annual Total Returns (With Sales Charges) as of 6/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		14.37%	14.73%	9.52%	—
Class B		15.14	15.11	9.36	—
Class C		19.24	15.22	9.36	—
Class R		20.80	N/A	N/A	17.96% (2/3/12)
Class Z		21.39	16.40	10.45	—
MSCI World Financials ex-Real Estate Index		22.10	11.80	1.92	—
S&P Composite 1500 Index		24.70	19.18	8.09	—
Lipper Global Financial Services Funds Avg.		19.34	13.24	7.00	—

Source: Prudential Investments LLC, MSCI, and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index

MSCI World Financials ex-Real Estate Index (also referred to as MSCI Finance ex-Real Estate Index) is an unmanaged, market-capitalization-weighted index that monitors the performance of financial stocks from around the world. This index excludes real estate. MSCI World Financials ex-Real Estate Index Closest Month-End to Inception cumulative total return as of 5/31/14 is 59.71% for Class R. MSCI World Financials ex-Real Estate Index Closest Month-End to Inception average annual total return as of 6/30/14 is 21.83% for Class R.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index, which gives a broad look at how US stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total return as of 5/31/14 is 54.07% for Class R. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/14 is 20.73% for Class R.

Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. Lipper Global Financial Services Funds Average Closest Month-End to Inception cumulative total return as of 5/31/14 is 48.07% for Class R. Lipper Global Financial Services Funds Average Closest Month-End to Inception average annual total return as of 6/30/14 is 17.77% for Class R.

Prudential Financial Services Fund	3

Your Fund’s Performance (Unaudited) (continued)

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/14
Standard Chartered PLC (United Kingdom), Diversified Banks	4.8%
National Bank of Canada (Canada), Diversified Banks	4.7
Canadian Imperial Bank of Commerce (Canada), Diversified Banks	4.6
Home Capital Group, Inc. (Canada), Thrifts & Mortgage Finance	3.7
Discovery Ltd. (South Africa), Life & Health Insurance	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/14
Diversified Banks	44.2%
Regional Banks	9.5
Life & Health Insurance	9.0
Multi-Line Insurance	6.4
Thrifts & Mortgage Finance	6.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2013, at the beginning of the period, and held through the six-month period ended May 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Financial Services Fund	5

Fees and Expenses (Unaudited) (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,025.00	1.29%	$6.51
	Hypothetical	$1,000.00	$1,018.50	1.29%	$6.49

Class B	Actual	$1,000.00	$1,021.30	1.99%	$10.03
	Hypothetical	$1,000.00	$1,015.01	1.99%	$10.00

Class C	Actual	$1,000.00	$1,022.00	1.99%	$10.03
	Hypothetical	$1,000.00	$1,015.01	1.99%	$10.00

Class R	Actual	$1,000.00	$1,023.50	1.49%	$7.52
	Hypothetical	$1,000.00	$1,017.50	1.49%	$7.49

Class Z	Actual	$1,000.00	$1,026.60	0.99%	$5.00
	Hypothetical	$1,000.00	$1,020.00	0.99%	$4.99

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended May 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.29%	1.29%
B	1.99	1.99
C	1.99	1.99
R	1.74	1.49
Z	0.99	0.99

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Financial Services Fund	7

Portfolio of Investments

as of May 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 96.5%

COMMON STOCKS 93.3%

Asset Management & Custody Banks 5.9%
152,017	Banca Generali SpA (Italy)	$4,445,734
350,100	CETIP SA - Mercados Organizados (Brazil)	4,506,934
389,161	EFG International AG (Switzerland)*	4,371,764
269,124	Julius Baer Group Ltd. (Switzerland)*	11,660,827

		24,985,259

Consumer Finance 1.8%
2,283,588	Asia Sermkij Leasing PCL, NVDR (Thailand)	1,323,222
324,953	Santander Consumer USA Holdings, Inc.*	6,385,327

		7,708,549

Data Processing & Outsourced Services 0.8%
922,000	Higher One Holdings, Inc.*	3,466,720

Diversified Banks 41.2%
911,794	Bangkok Bank PCL, NVDR (Thailand)	5,145,246
2,880,600	Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	1,009,856
190,879	BNP Paribas SA (France)	13,363,598
221,941	Canadian Imperial Bank of Commerce (Canada)	19,580,260
226,283	Citigroup, Inc.	10,764,282
641,254	Credit Agricole SA (France)	10,008,356
338,800	DNB ASA (Norway)	6,372,163
170,655	Erste Group Bank AG (Austria)	5,933,231
106,730	Hana Financial Group, Inc. (South Korea)	3,882,578
141,147	JPMorgan Chase & Co.	7,843,539
107,186	KBC Groep NV (Belgium)	6,385,311
3,508,554	Metropolitan Bank & Trust (Philippines)	6,707,636
327,696	Mizrahi Tefahot Bank Ltd. (Israel)	4,452,646
481,605	National Bank of Canada (Canada)	20,209,377
99,790	Shinhan Financial Group Co. Ltd. (South Korea)	4,362,556
145,042	Societe Generale SA (France)	8,360,377
915,618	Standard Chartered PLC (United Kingdom)	20,615,100
9,223,345	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	7,565,320
711,453	United Overseas Bank Ltd. (Singapore)	12,807,560

		175,368,992

Diversified Capital Markets 1.9%
399,525	UBS AG (Switzerland)	8,032,666

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Investment Banking & Brokerage 2.0%
491,298	Atlas Mara Co-Nvest Ltd. (British Virgin Islands)*	$5,600,797
78,508	Avanza Bank Holding AB (Sweden)	3,093,783

		8,694,580

Life & Health Insurance 9.0%
536,071	Delta Lloyd NV (Netherlands)	13,023,827
1,784,622	Discovery Ltd. (South Africa)	15,440,764
212,700	Sony Financial Holdings, Inc. (Japan)	3,523,145
1,087,329	Storebrand ASA (Norway)*	6,466,600

		38,454,336

Multi-Line Insurance 6.4%
90,642	Ageas (Belgium)	3,812,913
441,836	AXA SA (France)	10,920,377
359,788	Hartford Financial Services Group, Inc. (The)	12,466,654

		27,199,944

Other Diversified Financial Services 5.8%
1,383,913	Challenger Ltd. (Australia)	9,166,686
1,096,535	ING Groep NV, CVA (Netherlands)*	15,378,889

		24,545,575

Property & Casualty Insurance 2.1%
269,900	XL Group PLC (Ireland)	8,760,954

Regional Banks 9.5%
465,720	BS Financial Group, Inc. (South Korea)	7,106,844
35,689	Citizens & Northern Corp.	666,314
514,280	DGB Financial Group, Inc. (South Korea)	7,876,019
16,651	Gronlandsbanken (Denmark)	1,917,100
454,979	Spar Nord Bank A/S (Denmark)	4,990,919
821,359	SpareBank 1 SR Bank ASA (Norway)	8,107,808
349,974	Zions Bancorporation	10,005,757

		40,670,761

Specialized Finance 0.5%
379,000	Singapore Exchange Ltd. (Singapore)	2,082,674

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 6.4%
124,400	Federal Agricultural Mortgage Corp., (Class C Stock)	$3,858,888
203,700	First National Financial Corp. (Canada)	4,283,280
83,528	Genworth MI Canada, Inc. (Canada)	2,965,810
147,842	Genworth Mortgage Insurance Australia Ltd. (Australia)	434,781
345,376	Home Capital Group, Inc. (Canada)(a)	15,531,249

		27,074,008

	TOTAL COMMON STOCKS (cost $321,185,650)	397,045,018

PREFERRED STOCKS 3.0%

Diversified Banks
734,202	Banco ABC Brasil SA (PRFC) (Brazil)	4,312,859
723,900	Banco do Estado do Rio Grande do Sul SA (PRFC) (Brazil)	3,447,758
326,407	Itau Unibanco Holding SA, ADR (PRFC) (Brazil)	5,059,309

	TOTAL PREFERRED STOCKS (cost $11,880,268)	12,819,926

Units
RIGHTS*

Asset Management & Custody Banks
251	CETIP SA - Mercados Organizados (Brazil), expiring 07/19/14	476

Regional Banks
78,992	BS Financial Group, Inc. (South Korea), expiring 08/04/14	152,390

	TOTAL RIGHTS (cost $0)	152,866

WARRANTS* 0.2%

Investment Banking & Brokerage
491,298	Atlas Mara Co-Nvest Ltd. (British Virgin Islands), expiring 12/17/17 (cost $4,913)	736,947

	TOTAL LONG-TERM INVESTMENTS (cost $333,070,831)	410,754,757

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 6.1%

AFFILIATED MONEY MARKET MUTUAL FUND
26,019,827	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $26,019,827; includes $16,150,000 of cash collateral for securities on loan) (Note 3)(b)(c)	$26,019,827

	TOTAL INVESTMENTS 102.6% (cost $359,090,658; Note 5)	436,774,584
	Liabilities in excess of other assets (2.6)%	(11,264,631)

	NET ASSETS 100.0%	$425,509,953

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Anadelen (Bearer)

NVDR—Non-Voting Depository Receipt

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,267,670; cash collateral of $16,150,000 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$434,781	$9,166,686	$—
Austria	—	5,933,231	—
Belgium	—	10,198,224	—
Brazil	4,506,934	—	—
British Virgin Islands	—	—	5,600,797
Canada	62,569,976	—	—
Denmark	—	6,908,019	—
France	—	42,652,708	—
Indonesia	—	1,009,856	—
Ireland	8,760,954	—	—
Israel	—	4,452,646	—
Italy	—	4,445,734	—
Japan	—	3,523,145	—
Netherlands	—	28,402,716	—
Norway	—	20,946,571	—
Philippines	—	6,707,636	—
Singapore	2,082,674	12,807,560	—
South Africa	—	15,440,764	—
South Korea	—	23,227,997	—
Sweden	—	3,093,783	—
Switzerland	—	24,065,257	—
Thailand	—	6,468,468	—
Turkey	—	7,565,320	—
United Kingdom	—	20,615,100	—
United States	55,457,481	—	—
Preferred Stocks
Brazil	12,819,926	—	—
Rights
Brazil	476	—	—
South Korea	—	152,390	—
Warrants
British Virgin Islands	—	—	736,947
Affiliated Money Market Mutual Fund	26,019,827	—	—

Total	$172,653,029	$257,783,811	$6,337,744

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants
Balance as of 11/30/13	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	692,730	732,034
Purchases	4,908,067	4,913
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 05/31/14	$5,600,797	$736,947

*	Of which, $1,424,764 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2014 was as follows:

United States (including 3.8% of collateral received for securities on loan)	19.0%
Canada	14.8
France	10.1
Netherlands	6.7
Switzerland	5.6
South Korea	5.4
Norway	4.9
United Kingdom	4.8
Brazil	4.1
South Africa	3.6
Singapore	3.5
Belgium	2.4
Australia	2.3
Ireland	2.1
Turkey	1.8%
Denmark	1.6
Philippines	1.6
Thailand	1.5
British Virgin Islands	1.5
Austria	1.4
Israel	1.1
Italy	1.1
Japan	0.8
Sweden	0.7
Indonesia	0.2

102.6
Liabilities in excess of other assets	(2.6)

100.0%

See Notes to Financial Statements.

14

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated Investments	$889,813	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2014 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Warrants*	Total
Equity contracts	$152,866	$732,034	$884,900

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Statement of Assets & Liabilities

as of May 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $15,267,670:
Unaffiliated Investments (cost $333,070,831)	$410,754,757
Affiliated Investments (cost $26,019,827)	26,019,827
Cash	194
Foreign currency, at value (cost $340,285)	340,285
Receivable for investments sold	13,145,740
Dividends and interest receivable	1,189,150
Receivable for Fund shares sold	758,599
Tax reclaim receivable	441,780
Prepaid expenses	807

Total assets	452,651,139

Liabilities
Payable to broker for collateral for securities on loan	16,150,000
Payable for investments purchased	9,317,585
Payable for Fund shares reacquired	1,096,811
Management fee payable	274,255
Accrued expenses	156,177
Distribution fee payable	129,642
Affiliated transfer agent fee payable	16,716

Total liabilities	27,141,186

Net Assets	$425,509,953

Net assets were comprised of:
Common stock, at par	$265,200
Paid-in capital in excess of par	327,730,635

327,995,835
Undistributed net investment income	4,618,877
Accumulated net realized gain on investment and foreign currency transactions	15,213,916
Net unrealized appreciation on investments and foreign currencies	77,681,325

Net assets, May 31, 2014	$425,509,953

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($224,343,263 ÷ 13,819,867 shares of common stock issued and outstanding)	$16.23
Maximum sales charge (5.50% of offering price)	0.94

Maximum offering price to public	$17.17

Class B
Net asset value, offering price and redemption price per share ($16,750,020 ÷ 1,130,948 shares of common stock issued and outstanding)	$14.81

Class C
Net asset value, offering price and redemption price per share ($66,142,750 ÷ 4,466,622 shares of common stock issued and outstanding)	$14.81

Class R
Net asset value, offering price and redemption price per share ($4,279,750 ÷ 263,804 shares of common stock issued and outstanding)	$16.22

Class Z
Net asset value, offering price and redemption price per share ($113,994,170 ÷ 6,838,777 shares of common stock issued and outstanding)	$16.67

See Notes to Financial Statements.

Prudential Financial Services Fund	17

Statement of Operations

Six Months Ended May 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $890,534)	$7,751,580
Affiliated income from securities loaned, net	10,056
Affiliated dividend income	9,602

Total income	7,771,238

Expenses
Management fee	1,567,475
Distribution fee—Class A	328,473
Distribution fee—Class B	81,425
Distribution fee—Class C	308,890
Distribution fee—Class R	13,131
Transfer agent’s fees and expenses (including affiliated expense of $47,700)	253,000
Custodian’s fees and expenses	121,000
Registration fees	40,000
Shareholders’ reports	29,000
Legal fees and expenses	11,000
Audit fee	11,000
Directors’ fees	9,000
Insurance expenses	2,000
Miscellaneous	21,119

Total expenses	2,796,513
Less: Distribution fee waiver—Class R	(4,377)

Net expenses	2,792,136

Net investment income	4,979,102

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	15,558,994
Foreign currency transactions	128,756

15,687,750

Net change in unrealized appreciation (depreciation) on:
Investments	(10,084,389)
Foreign currencies	(41,011)

(10,125,400)

Net gain on investment and foreign currency transactions	5,562,350

Net Increase In Net Assets Resulting From Operations	$10,541,452

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2014	Year Ended November 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,979,102	$2,271,238
Net realized gain on investment and foreign currency transactions	15,687,750	33,387,264
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,125,400)	55,919,336

Net increase in net assets resulting from operations	10,541,452	91,577,838

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,862,137)	(924,870)
Class B	(54,209)	(18,365)
Class C	(195,834)	(60,089)
Class R	(20,046)	(1,387)
Class Z	(1,259,520)	(558,239)

	(3,391,746)	(1,562,950)

Distributions from net realized gains
Class A	(16,779,751)	(3,185,725)
Class B	(1,371,734)	(254,813)
Class C	(4,955,485)	(833,727)
Class R	(230,364)	(6,483)
Class Z	(8,659,620)	(1,411,935)

	(31,996,954)	(5,692,683)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	84,153,020	204,603,182
Net asset value of shares issued in reinvestment of dividends and distributions	31,114,891	6,484,873
Cost of shares reacquired	(69,690,031)	(108,210,116)

Net increase in net assets from Fund share transactions	45,577,880	102,877,939

Total increase	20,730,632	187,200,144

Net Assets:
Beginning of period	404,779,321	217,579,177

End of period(a)	$425,509,953	$404,779,321

(a) Includes undistributed net investment income of:	$4,618,877	$3,031,521

See Notes to Financial Statements.

Prudential Financial Services Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

20

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Financial Services Fund	21

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses

22

realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Financial Services Fund	23

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

24

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2015.

PIMS has advised the Fund that it received $302,574 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Financial Services Fund	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended May 31, 2014, it received $3, $9,186 and $9,989 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2014, PIM has been compensated approximately $3,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2014, were $131,331,554 and $105,197,367, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2014 were as follows:

Tax Basis	$359,487,760

Appreciation	85,017,228
Depreciation	(7,730,404)

Net Unrealized Appreciation	$77,286,824

26

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to mark-to-market of receivables and payables, foreign currency contracts and other tax adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is halved for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 360 million shares of $.01 par value per share common stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 90 million, 20 million, 70 million, 90 million and 90 million authorized shares, respectively. As of May 31, 2014, Prudential owned 920 Class R shares of the Fund.

Prudential Financial Services Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2014:
Shares sold	2,107,543	$33,763,769
Shares issued in reinvestment of dividends and distributions	1,094,565	17,261,286
Shares reacquired	(1,720,665)	(27,560,526)

Net increase (decrease) in shares outstanding before conversion	1,481,443	23,464,529
Shares issued upon conversion from Class B and Class Z	32,870	524,312
Shares reacquired upon conversion into Class Z	(9,639)	(155,542)

Net increase (decrease) in shares outstanding	1,504,674	$23,833,299

Year ended November 30, 2013:
Shares sold	6,838,658	$102,615,831
Shares issued in reinvestment of dividends and distributions	281,367	3,804,078
Shares reacquired	(4,150,772)	(62,532,756)

Net increase (decrease) in shares outstanding before conversion	2,969,253	43,887,153
Shares issued upon conversion from Class B and Class Z	60,994	914,989
Shares reacquired upon conversion into Class Z	(24,445)	(386,001)

Net increase (decrease) in shares outstanding	3,005,802	$44,416,141

Class B
Six months ended May 31, 2014:
Shares sold	166,911	$2,454,150
Shares issued in reinvestment of dividends and distributions	89,952	1,298,916
Shares reacquired	(97,587)	(1,426,771)

Net increase (decrease) in shares outstanding before conversion	159,276	2,326,295
Shares reacquired upon conversion into Class A	(33,714)	(491,646)

Net increase (decrease) in shares outstanding	125,562	$1,834,649

Year ended November 30, 2013:
Shares sold	432,165	$6,034,471
Shares issued in reinvestment of dividends and distributions	20,454	255,463
Shares reacquired	(143,721)	(2,002,065)

Net increase (decrease) in shares outstanding before conversion	308,898	4,287,869
Shares reacquired upon conversion into Class A	(57,787)	(793,123)

Net increase (decrease) in shares outstanding	251,111	$3,494,746

28

Class C	Shares	Amount
Six months ended May 31, 2014:
Shares sold	973,259	$14,195,803
Shares issued in reinvestment of dividends and distributions	291,955	4,212,911
Shares reacquired	(393,067)	(5,742,497)

Net increase (decrease) in shares outstanding before conversion	872,147	12,666,217
Shares reacquired upon conversion into Class Z	(29,134)	(427,820)

Net increase (decrease) in shares outstanding	843,013	$12,238,397

Year ended November 30, 2013:
Shares sold	1,674,948	$23,417,694
Shares issued in reinvestment of dividends and distributions	60,415	753,978
Shares reacquired	(527,646)	(7,409,624)

Net increase (decrease) in shares outstanding before conversion	1,207,717	16,762,048
Shares reacquired upon conversion into Class Z	(18,847)	(263,321)

Net increase (decrease) in shares outstanding	1,188,870	$16,498,727

Class R
Six months ended May 31, 2014
Shares sold	148,845	$2,394,654
Shares issued in reinvestment of dividends and distributions	15,869	250,410
Shares reacquired	(61,963)	(986,941)

Net increase (decrease) in shares outstanding	102,751	$1,658,123

Year ended November 30, 2013:
Shares sold	185,034	$2,874,632
Shares issued in reinvestment of dividends and distributions	582	7,870
Shares reacquired	(41,501)	(635,233)

Net increase (decrease) in shares outstanding	144,115	$2,247,269

Class Z
Six months ended May 31, 2014:
Shares sold	1,914,902	$31,344,644
Shares issued in reinvestment of dividends and distributions	500,394	8,091,368
Shares reacquired	(2,060,069)	(33,973,296)

Net increase (decrease) in shares outstanding before conversion	355,227	5,462,716
Shares issued upon conversion from Class A and Class C	35,351	583,362
Shares reacquired upon conversion into Class A	(1,992)	(32,666)

Net increase (decrease) in shares outstanding	388,586	$6,013,412

Year ended November 30, 2013:
Shares sold	4,519,880	$69,660,554
Shares issued in reinvestment of dividends and distributions	120,281	1,663,484
Shares reacquired	(2,279,135)	(35,630,438)

Net increase (decrease) in shares outstanding before conversion	2,361,026	35,693,600
Shares issued upon conversion from Class A and Class C	40,802	649,322
Shares reacquired upon conversion into Class A	(7,633)	(121,866)

Net increase (decrease) in shares outstanding	2,394,195	$36,221,056

Prudential Financial Services Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2014.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.34		$13.25	$10.86	$12.89	$11.85	$6.18
Income (loss) from investment operations:
Net investment income	.19		.12	.09	.18	.06	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20		4.41	2.48	(1.50)	.98	5.66
Total from investment operations	.39		4.53	2.57	(1.32)	1.04	5.69
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.10)	(.18)	(.02)	-	(.02)
Distributions from net realized gains	(1.35)		(.34)	-	(.69)	-	-
Tax return of capital contributions	-		-	-	-	-	-	(b)
Total dividends and distributions	(1.50)		(.44)	(.18)	(.71)	-	(.02)
Net asset value, end of period	$16.23		$17.34	$13.25	$10.86	$12.89	$11.85
Total Return(c):	2.50%		35.12%	24.15%	(11.19)%	8.78%	92.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$224,343		$213,603	$123,375	$100,770	$107,000	$102,363
Average net assets (000)	$219,584		$173,140	$114,947	$124,866	$100,055	$67,736
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.29%	(f)	1.33%	1.41%	1.43%	1.44%	1.66%	(e)
Expenses before waivers and/or expense reimbursement	1.29%	(f)	1.33%	1.41%	1.43%	1.44%	1.66%	(e)
Net investment income	2.43%	(f)	.76%	.73%	1.38%	.49%	.37%
Portfolio turnover rate	26%	(g)	62%	63%	83%	68%	109%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes dividend expense and broker fees and expenses on short sales of .10% for the year ended November 30, 2009.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.91		$12.20	$9.99	$11.99	$11.09	$5.81
Income (loss) from investment operations:
Net investment income (loss)	.13		.01	- (b)	.08	(.02)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		4.06	2.31	(1.39)	.92	5.30
Total from investment operations	.30		4.07	2.31	(1.31)	.90	5.28
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.02)	(.10)	-	-	-
Distributions from net realized gains	(1.35)		(.34)	-	(.69)	-	-
Total dividends and distributions	(1.40)		(.36)	(.10)	(.69)	-	-
Net asset value, end of period	$14.81		$15.91	$12.20	$9.99	$11.99	$11.09
Total Return(c):	2.13%		34.22%	23.40%	(11.92)%	8.12%	90.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,750		$15,998	$9,205	$8,067	$9,863	$10,599
Average net assets (000)	$16,330		$12,433	$8,579	$10,502	$10,132	$7,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.99%	(f)	2.03%	2.11%	2.13%	2.14%	2.36%	(e)
Expenses before waivers and/or expense reimbursement	1.99%	(f)	2.03%	2.11%	2.13%	2.14%	2.36%	(e)
Net investment income (loss)	1.73%	(f)	.04%	.02%	.70%	(.21)%	(.24)%
Portfolio turnover rate	26%	(g)	62%	63%	83%	68%	109%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes dividend expense and broker fees and expenses on short sales of .10% for the year ended November 30, 2009.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.91		$12.20	$9.99	$11.99	$11.09	$5.81
Income (loss) from investment operations:
Net investment income (loss)	.13		.01	- (b)	.08	(.03)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		4.06	2.31	(1.39)	.93	5.31
Total from investment operations	.30		4.07	2.31	(1.31)	.90	5.28
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.02)	(.10)	-	-	-
Distributions from net realized gains	(1.35)		(.34)	-	(.69)	-	-
Total dividends and distributions	(1.40)		(.36)	(.10)	(.69)	-	-
Net asset value, end of period	$14.81		$15.91	$12.20	$9.99	$11.99	$11.09
Total Return(c):	2.14%		34.22%	23.40%	(11.92)%	8.12%	90.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,143		$57,635	$29,703	$25,697	$25,408	$27,151
Average net assets (000)	$61,948		$43,393	$28,075	$31,164	$26,326	$16,910
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.99%	(f)	2.03%	2.11%	2.13%	2.14%	2.36%	(e)
Expenses before waivers and/or expense reimbursement	1.99%	(f)	2.03%	2.11%	2.13%	2.14%	2.36%	(e)
Net investment income (loss)	1.78%	(f)	.04%	.03%	.71%	(.23)%	(.35)%
Portfolio turnover rate	26%	(g)	62%	63%	83%	68%	109%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes dividend expense and broker fees and expenses on short sales of .10% for the year ended November 30, 2009.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,	February 3, 2012(a) through November 30,
	2014		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.32		$13.23	$12.24
Income (loss) from investment operations:
Net investment income (loss)	.19		.05	-	(g)
Net realized and unrealized gain on investment and foreign currency transactions	.18		4.45	.99
Total from investment operations	.37		4.50	.99
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.07)	-
Distributions from net realized gains	(1.35)		(.34)	-
Total dividends and distributions	(1.47)		(.41)	-
Net asset value, end of period	$16.22		$17.32	$13.23
Total Return(c):	2.35%		34.92%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,280		$2,789	$224
Average net assets (000)	$3,511		$1,238	$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.49%	(e)	1.53%	1.61%	(e)
Expenses before waivers and/or expense reimbursement	1.74%	(e)	1.78%	1.86%
Net investment income (loss)	2.40%	(e)	.30%	(.02)%	(e)
Portfolio turnover rate	26%	(f)	62%	63%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.79		$13.58	$11.13	$13.20	$12.08	$6.30
Income (loss) from investment operations:
Net investment income	.22		.17	.13	.24	.10	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21		4.51	2.53	(1.57)	1.02	5.76
Total from investment operations	.43		4.68	2.66	(1.33)	1.12	5.82
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.13)	(.21)	(.05)	-	(.04)
Distributions from net realized gains	(1.35)		(.34)	-	(.69)	-	-
Tax return of capital contributions	-		-	-	-	-	-	(b)
Total dividends and distributions	(1.55)		(.47)	(.21)	(.74)	-	(.04)
Net asset value, end of period	$16.67		$17.79	$13.58	$11.13	$13.20	$12.08
Total Return(c):	2.66%		35.50%	24.57%	(10.98)%	9.27%	92.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,994		$114,754	$55,071	$24,313	$21,925	$19,065
Average net assets (000)	$117,769		$88,911	$40,829	$32,896	$19,814	$11,837
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	(f)	1.03%	1.11%	1.13%	1.14%	1.36%	(e)
Expenses before waivers and/or expense reimbursement	.99%	(f)	1.03%	1.11%	1.13%	1.14%	1.36%	(e)
Net investment income	2.71%	(f)	1.05%	1.04%	1.78%	.81%	.58%
Portfolio turnover rate	26%	(g)	62%	63%	83%	68%	109%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Includes dividend expense and broker fees and expenses on short sales of .10% for the year ended November 30, 2009.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company, LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403

MF188E2    0264545-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT • MAY 31, 2014

Fund Type

Sector Stock

Objective

Long-term capital appreciation

Note:

The Fund is generally closed to new investors.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Health Sciences Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Health Sciences Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	7.86%	26.73%	227.59%	317.17%	—
Class B	7.50	25.88	216.50	288.47	—
Class C	7.50	25.89	216.44	288.42	—
Class R	7.77	26.46	N/A	N/A	79.07% (2/3/12)
Class Z	8.04	27.12	232.65	329.21	—
S&P 1500 Health Care Index	8.57	26.21	163.23	144.77	—
S&P Composite 1500 Index	7.25	20.24	135.63	117.20	—
Lipper Health/Biotechnology Funds Avg.	7.30	27.56	190.00	192.80	—

Average Annual Total Returns (With Sales Charges) as of 6/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		30.71%	25.71%	15.64%	—
Class B		32.30	26.17	15.46	—
Class C		36.32	26.25	15.46	—
Class R		37.98	N/A	N/A	31.43% (2/3/12)
Class Z		38.71	27.51	16.62	—
S&P 1500 Health Care Index		29.92	21.16	9.60	—
S&P Composite 1500 Index		24.70	19.18	8.09	—
Lipper Health/Biotechnology Funds Avg.		36.36	23.58	11.66	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charges	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 1500 Health Care Index

The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P Composite 1500 Index. S&P 1500 Health Care Index Closest Month-End to Inception cumulative total return as of 5/31/14 is 75.05% for Class R. S&P 1500 Health Care Index Closest Month-End to Inception average annual total return as of 6/30/14 is 27.26% for Class R.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total return as of 5/31/14 is 54.07% for Class R. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/14 is 20.73% for Class R.

Lipper Health/Biotechnology Funds Average

The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. Lipper Average

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

Closest Month-End to Inception cumulative total return as of 5/31/14 is 78.05% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/14 is 29.42% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/14
Alexion Pharmaceuticals, Inc., Biotechnology	5.2%
BioMarin Pharmaceutical, Inc., Biotechnology	4.4
Vertex Pharmaceuticals, Inc., Biotechnology	4.0
Roche Holding AG (Switzerland), Pharmaceuticals	3.7
Biogen Idec, Inc., Biotechnology	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/14
Biotechnology	43.4%
Pharmaceuticals	30.0
Health Care Facilities	5.7
Life Sciences Tools & Services	4.5
Managed Health Care	4.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2013, at the beginning of the period, and held through the six-month period ended May 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Health Sciences Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,078.60	1.15%	$5.96
	Hypothetical	$1,000.00	$1,019.20	1.15%	$5.79

Class B	Actual	$1,000.00	$1,075.00	1.85%	$9.57
	Hypothetical	$1,000.00	$1,015.71	1.85%	$9.30

Class C	Actual	$1,000.00	$1,075.00	1.85%	$9.57
	Hypothetical	$1,000.00	$1,015.71	1.85%	$9.30

Class R	Actual	$1,000.00	$1,077.70	1.35%	$6.99
	Hypothetical	$1,000.00	$1,018.20	1.35%	$6.79

Class Z	Actual	$1,000.00	$1,080.40	0.85%	$4.41
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended May 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.15%	1.15%
B	1.85	1.85
C	1.85	1.85
R	1.60	1.35
Z	0.85	0.85

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.8%

COMMON STOCKS 95.7%

Biotechnology 43.4%
889,900	ACADIA Pharmaceuticals, Inc.*(a)	$18,376,435
49,316	Acceleron Pharma, Inc.*	1,463,699
123,489	Agios Pharmaceuticals, Inc.*(a)	4,341,873
177,344	Akebia Therapeutics, Inc.*(a)	4,309,459
96,065	Alder Biopharmaceuticals, Inc.*	1,031,738
722,477	Alexion Pharmaceuticals, Inc.*	120,162,375
787,111	Alnylam Pharmaceuticals, Inc.*	46,667,811
352,195	Applied Genetic Technologies Corp.*(a)	4,825,072
261,554	Arrowhead Research Corp.*(a)	3,290,349
212,166	Auspex Pharmaceuticals, Inc.*	4,487,311
317,900	BioCryst Pharmaceuticals, Inc.*(a)	3,166,284
254,068	Biogen Idec, Inc.*	81,141,697
1,752,708	BioMarin Pharmaceutical, Inc.*	101,586,956
441,112	Bluebird Bio, Inc.*(a)	10,198,509
220,910	Cara Therapeutics, Inc.*(a)	3,044,140
112,847	Celgene Corp.*	17,268,976
2,637,771	Celldex Therapeutics, Inc.*(a)	38,537,834
383,485	Chimerix, Inc.*	7,075,298
71,102	Eagle Pharmaceuticals, Inc.*(a)	842,559
612,811	Eagle Pharmaceuticals, Inc., Private Placement (original cost $7,113,712; purchased 08/11/08 - 02/12/14)*(b)(c)	7,114,557
1,681,393	Fibrocell Science, Inc.*(a)	5,044,179
83,877	Flexion Therapeutics, Inc.*	1,068,593
754,522	Gilead Sciences, Inc.*	61,274,732
1,607,959	Incyte Corp. Ltd.*(a)	79,674,368
261,624	Intercept Pharmaceuticals, Inc.*	61,902,855
1,444,868	Isis Pharmaceuticals, Inc.*(a)	42,219,043
903,577	Kindred Biosciences, Inc.*(a)	15,270,451
176,918	KYTHERA Biopharmaceuticals, Inc.*(a)	5,921,445
87,988	MacroGenics, Inc.*	1,641,856
3,798,562	Merrimack Pharmaceuticals, Inc.*(a)	29,514,827
485,999	OvaScience, Inc.*(a)	3,523,493
459,488	OvaScience, Inc., Reg D, PIPE*	3,331,288
634,971	Portola Pharmaceuticals, Inc.*(a)	14,070,957
472,125	Prothena Corp. PLC (Ireland)*(a)	9,829,643
212,577	Puma Biotechnology, Inc.*	16,247,260
234,050	Receptos, Inc.*	6,965,328
319,659	Regulus Therapeutics, Inc.*(a)	2,151,305

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
317,938	Retrophin, Inc.*(a)	$4,648,254
1,369,675	Sangamo BioSciences, Inc.*(a)	17,997,530
2,599,873	Synta Pharmaceuticals Corp.*(a)	10,659,479
597,605	Targacept, Inc.*	2,241,019
641,015	Tetraphase Pharmaceuticals, Inc.*	6,756,298
404,922	TG Therapeutics, Inc.*(a)	2,644,141
128,103	Ultragenyx Pharmaceutical, Inc.*	4,811,548
426,233	Ultragenyx Pharmaceutical, Inc., Private Placement (original cost $3,699,999; purchased 12/19/12)*(b)(c)	15,738,043
444,512	Verastem, Inc.*(a)	4,125,071
49,608	Versartis, Inc.*(a)	1,482,783
1,287,498	Vertex Pharmaceuticals, Inc.*	93,034,606
1,501,767	ZIOPHARM Oncology, Inc.*(a)	5,406,361

		1,008,129,688

Diversified Consumer Services 0.2%
1,086,899	Cambian Group PLC,144A (United Kingdom)*(b)	4,144,714

Health Care Distributors 2.3%
282,583	McKesson Corp.	53,589,040

Health Care Equipment 1.6%
1,777,085	GenMark Diagnostics, Inc.*(a)	19,565,706
891,020	Novadaq Technologies, Inc. (Canada)*(a)	12,982,161
64,996	Tandem Diabetes Care, Inc.*(a)	1,055,535
202,999	Tornier NV*	4,366,509

		37,969,911

Health Care Facilities 5.7%
531,869	Acadia Healthcare Co., Inc.*(a)	22,678,894
1,356,472	HCA Holdings, Inc.*	71,879,451
434,385	Universal Health Services, Inc. (Class B Stock)	38,907,865

		133,466,210

Health Care Services 2.6%
707,522	Envision Healthcare Holdings, Inc.*	24,395,358
1,708,520	Healthways, Inc.*(a)	29,437,800
197,300	Premier, Inc. (Class A Stock)*	5,847,972

		59,681,130

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Supplies 0.6%
910,180	Derma Sciences, Inc.*	$9,265,632
1,559,932	InspireMD, Inc. (United Kingdom)*(a)	3,899,830

		13,165,462

Health Care Technology 0.5%
715,211	Allscripts Healthcare Solutions, Inc.*	10,542,210
31,203	Castlight Health, Inc. (Class B Stock)*(a)	473,662

		11,015,872

Life Sciences Tools & Services 4.5%
506,914	Bruker Corp.*	10,619,848
669,117	Fluidigm Corp.*	18,561,306
332,596	Illumina, Inc.*(a)	52,633,317
659,102	WuXi PharmaTech Cayman, Inc. (China), ADR*	21,994,234

		103,808,705

Managed Health Care 4.3%
505,251	Centene Corp.*	37,651,304
336,070	Cigna Corp.	30,172,365
332,569	Molina Healthcare, Inc.*(a)	14,330,398
223,704	UnitedHealth Group, Inc.	17,813,550

		99,967,617

Pharmaceuticals 30.0%
423,851	AbbVie, Inc.	23,027,825
167,495	Actavis PLC*(a)	35,431,892
229,246	Aerie Pharmaceuticals, Inc.*	3,592,285
241,554	Allergan, Inc.	40,450,633
883,102	Aratana Therapeutics, Inc.*	12,416,414
1,290,354	Bristol-Myers Squibb Co.	64,182,208
31,451,227	CFR Pharmaceuticals SA (Chile)(b)	10,246,377
726,966	CFR Pharmaceuticals SA, 144A (Chile), ADR(b)	23,619,053
886,517	Flamel Technologies SA (France), ADR*	9,911,260
254,378	GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	17,340,948
314,562	Jazz Pharmaceuticals PLC*	44,623,765
871,797	Medicines Co. (The)*	24,323,136
178,053	MediWound Ltd. (Israel)*	2,115,270
1,110,321	Merck & Co., Inc.	64,243,173
527,034	Mylan, Inc.*(a)	26,267,375
478,535	Novo Nordisk A/S (Denmark), ADR	20,232,460

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
737,583	Pacira Pharmaceuticals, Inc.*(a)	$57,243,817
221,890	Perrigo Co. PLC	30,665,198
201,801	Revance Therapeutics, Inc.*(a)	6,354,713
287,488	Roche Holding AG (Switzerland)	84,737,793
155,457	Shire PLC (Ireland), ADR(a)	26,954,689
571,101	Teva Pharmaceutical Industries Ltd. (Israel), ADR	28,834,890
298,944	Valeant Pharmaceuticals International, Inc.*(a)	39,224,442
433,254	XenoPort, Inc.*	1,754,679

		697,794,295

	TOTAL COMMON STOCKS (cost $1,405,025,929)	2,222,732,644

PREFERRED STOCK 0.1%

Health Care Equipment
4,084,064	ControlRad Systems, Inc., Private Placement, Reg. D, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c) (cost $2,400,000)	3,552,829

Units
WARRANTS*

Biotechnology
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)(b)(c)	1,330

Health Care Equipment
787,690	SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)(b)(c)	—

Health Care Supplies
342,500	Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)	506,428

	TOTAL WARRANTS (cost $47,950)	507,758

	TOTAL LONG-TERM INVESTMENTS (cost $1,407,473,879)	2,226,793,231

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 22.6%

AFFILIATED MONEY MARKET MUTUAL FUND
523,957,388	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $523,957,388; includes $427,855,658 of cash collateral received for securities on loan) (Note 3)(d)(e)	$523,957,388

	TOTAL INVESTMENTS 118.4% (cost $1,931,431,267; Note 5)	2,750,750,619
	Liabilities in excess of other assets (18.4)%	(427,235,965)

	NET ASSETS 100.0%	$2,323,514,654

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

PIPE—Private Investment in Public Entity

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $410,705,061; cash collateral of $427,855,658 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $13,261,661. The aggregate value of $26,913,187 is approximately 1.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$981,945,800	$3,331,288	$22,852,600
Diversified Consumer Services	4,144,714	—	—
Health Care Distributors	53,589,040	—	—
Health Care Equipment	37,969,911	—	—
Health Care Facilities	133,466,210	—	—
Health Care Services	59,681,130	—	—
Health Care Supplies	13,165,462	—	—
Health Care Technology	11,015,872	—	—
Life Sciences Tools & Services	103,808,705	—	—
Managed Health Care	99,967,617	—	—
Pharmaceuticals	613,056,502	84,737,793	—
Preferred Stock
Health Care Equipment	—	—	3,552,829
Warrants
Biotechnology	—	—	1,330
Health Care Equipment	—	—	—
Health Care Supplies	—	—	506,428
Affiliated Money Market Mutual Fund	523,957,388	—	—

Total	$2,635,768,351	$88,069,081	$26,913,187

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/13	$7,146,168	$17,637,219	$711,031
Realized gain (loss)	5,405,803	—	—
Change in unrealized appreciation (depreciation)*	6,972,517	149,521	(203,273)
Purchases	14,233,911	—	—
Sales	(10,905,799)	(14,233,911)	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 05/31/14	$22,852,600	$3,552,829	$507,758

*	Of which, $8,564,937 was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

14

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Included in the table, under Level 3 securities, are two converted common stocks priced at the exchange official closing price with a liquidity discount amortized over the lock up period of such shares, and one preferred stock that was fair valued using the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For three warrants received in a private placement offering, the valuation was based on the Black-Scholes model with a discretionary volatility factor.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2014 was as follows:

Biotechnology	43.4%
Pharmaceuticals	30.0
Affiliated Money Market Mutual Fund (including 18.4% of collateral for securities on loan)	22.6
Health Care Facilities	5.7
Life Sciences Tools & Services	4.5
Managed Health Care	4.3
Health Care Services	2.6
Health Care Distributors	2.3
Health Care Equipment	1.7%
Health Care Supplies	0.6
Health Care Technology	0.5
Diversified Consumer Services	0.2

118.4
Liabilities in excess of other assets	(18.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$507,758	—	$—

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2014 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants*
Equity contracts	$(203,273)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MAY 31, 2014

Prudential Jennison Health Sciences Fund

Statement of Assets & Liabilities

as of May 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $410,705,061:
Unaffiliated Investments (cost $1,407,473,879)	$2,226,793,231
Affiliated Investments (cost $523,957,388)	523,957,388
Receivable for Fund shares sold	3,176,351
Tax reclaim receivable	2,138,643
Dividends receivable	463,510
Receivable for investments sold	125,466
Prepaid expenses	4,489

Total assets	2,756,659,078

Liabilities
Payable to broker for collateral for securities on loan	427,855,658
Payable for Fund shares reacquired	2,952,613
Management fee payable	1,385,865
Distribution fee payable	539,886
Accrued expenses	331,093
Affiliated transfer agent fee payable	75,791
Payable to custodian	3,518

Total liabilities	433,144,424

Net Assets	$2,323,514,654

Net assets were comprised of:
Common stock, at par	$557,016
Paid-in capital in excess of par	1,348,249,247

1,348,806,263
Accumulated net investment loss	(9,325,626)
Accumulated net realized gain on investment and foreign currency transactions	164,724,618
Net unrealized appreciation on investments and foreign currencies	819,309,399

Net assets, May 31, 2014	$2,323,514,654

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share
($1,151,364,680 ÷ 27,561,842 shares of common stock issued and outstanding)	$41.77
Maximum sales charge (5.50% of offering price)	2.43

Maximum offering price to public	$44.20

Class B
Net asset value, offering price and redemption price per share
($51,264,789 ÷ 1,437,944 shares of common stock issued and outstanding)	$35.65

Class C
Net asset value, offering price and redemption price per share
($250,557,102 ÷ 7,030,087 shares of common stock issued and outstanding)	$35.64

Class R
Net asset value, offering price and redemption price per share
($8,159,760 ÷ 196,364 shares of common stock issued and outstanding)	$41.55

Class Z
Net asset value, offering price and redemption price per share
($862,168,323 ÷ 19,475,332 shares of common stock issued and outstanding)	$44.27

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	19

Statement of Operations

Six Months Ended May 31, 2014 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $653,936)	$6,385,495
Affiliated income from securities loaned, net	1,163,741
Affiliated dividend income	73,770

Total income	7,623,006

Expenses
Management fee	8,550,981
Distribution fee—Class A	1,794,050
Distribution fee—Class B	276,622
Distribution fee—Class C	1,312,158
Distribution fee—Class R	31,981
Distribution fee—Class X	43
Transfer agent’s fees and expenses (including affiliated expense of $217,700)	1,126,000
Custodian’s fees and expenses	147,000
Registration fees	76,000
Shareholders’ reports	52,000
Directors’ fees	27,000
Legal fees and expenses	16,000
Insurance	13,000
Audit fee	11,000
Miscellaneous	13,791

Total expenses	13,447,626
Less: Distribution fee waiver—Class R	(10,660)

Net expenses	13,436,966

Net investment loss	(5,813,960)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	164,788,135
Foreign currency transactions	(9,349)

164,778,786

Net change in unrealized appreciation (depreciation) on:
Investments	1,868,768
Foreign currencies	(9,953)

1,858,815

Net gain on investment and foreign currency transactions	166,637,601

Net Increase In Net Assets Resulting From Operations	$160,823,641

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2014	Year Ended November 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(5,813,960)	$(9,947,955)
Net realized gain on investment and foreign currency transactions	164,778,786	187,706,729
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,858,815	470,438,812

Net increase in net assets resulting from operations	160,823,641	648,197,586

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(984,113)
Class B	—	(71,246)
Class C	—	(290,873)
Class R	—	(2,145)
Class X	—	(299)
Class Z	—	(475,292)

	—	(1,823,968)

Distributions from net realized gains
Class A	(85,504,092)	(72,835,074)
Class B	(4,708,810)	(5,275,755)
Class C	(22,025,836)	(21,539,129)
Class R	(545,684)	(158,822)
Class X	(4,937)	(22,115)
Class Z	(53,894,992)	(35,195,293)

	(166,684,351)	(135,026,188)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	379,374,349	658,904,920
Net asset value of shares issued in reinvestment of dividends and distributions	144,318,984	118,428,663
Cost of shares reacquired	(354,206,717)	(400,618,495)

Net increase in net assets from Fund share transactions	169,486,616	376,715,088

Total increase	163,625,906	888,062,518

Net Assets:
Beginning of period	2,159,888,748	1,271,826,230

End of period	$2,323,514,654	$2,159,888,748

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company presently consists of three Portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. These financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

24

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants: The Fund holds warrants acquired either through a direct purchase, included as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

26

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .72% for the six months ended May 31, 2014.

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund.

The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class X shares. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, R and X Plans”), regardless of expenses actually incurred by PIMS and PAD. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2015.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it received $224,679 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2014, it received $214, $51,781, and $2,738 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

28

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2014, PIM has been compensated $347,611 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2014 were $624,800,481 and $595,891,607, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2014 were as follows:

Tax Basis	$1,934,997,098

Appreciation	852,476,791
Depreciation	(36,723,270)

Net Unrealized Appreciation	$815,753,521

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Health Sciences Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months from the date of purchase. Class X shares are not subject to a front-end sales charge, but are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase. Class X shares will automatically convert to Class A shares approximately ten years after purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class R and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On or about the close of business on June 29, 2012, the Fund was closed to new investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 315 million shares of $.01 par value per share common stock authorized which consist of 88 million shares of Class A common stock, 25 million shares of Class B common stock, 50 million shares of Class C common stock, 1 million shares of Class M common stock, 75 million shares of Class R common stock, 1 million shares of Class X common stock, and 75 million shares of Class Z common stock. As of May 31, 2014, PI owned 431 Class R shares of the Fund.

30

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2014:
Shares sold	3,579,705	$154,524,726
Shares issued in reinvestment of dividends and distributions	2,049,521	78,496,762
Shares reacquired	(4,530,279)	(189,673,394)

Net increase (decrease) in shares outstanding before conversion	1,098,947	43,348,094
Shares issued upon conversion from Class B, Class C, Class X and Class Z	80,752	3,558,129
Shares reacquired upon conversion into Class Z	(77,155)	(3,376,085)

Net increase (decrease) in shares outstanding	1,102,544	$43,530,138

Year ended November 30, 2013:
Shares sold	8,201,556	$287,680,212
Shares issued in reinvestment of dividends and distributions	2,418,349	67,616,532
Shares reacquired	(5,895,721)	(206,765,493)

Net increase (decrease) in shares outstanding before conversion	4,724,184	148,531,251
Shares issued upon conversion from Class B, Class C, Class X and Class Z	286,428	9,841,650
Shares reacquired upon conversion into Class Z	(106,793)	(3,776,542)

Net increase (decrease) in shares outstanding	4,903,819	$154,596,359

Class B
Six months ended May 31, 2014:
Shares sold	50,799	$1,798,433
Shares issued in reinvestment of dividends and distributions	122,717	4,023,879
Shares reacquired	(155,039)	(5,638,343)

Net increase (decrease) in shares outstanding before conversion	18,477	183,969
Shares reacquired upon conversion into Class A	(79,135)	(3,002,471)

Net increase (decrease) in shares outstanding	(60,658)	$(2,818,502)

Year ended November 30, 2013:
Shares sold	186,144	$5,428,683
Shares issued in reinvestment of dividends and distributions	184,284	4,500,212
Shares reacquired	(251,947)	(7,856,770)

Net increase (decrease) in shares outstanding before conversion	118,481	2,072,125
Shares reacquired upon conversion into Class A	(265,199)	(7,844,361)

Net increase (decrease) in shares outstanding	(146,718)	$(5,772,236)

Prudential Jennison Health Sciences Fund	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2014:
Shares sold	306,497	$10,681,079
Shares issued in reinvestment of dividends and distributions	529,387	17,353,290
Shares reacquired	(611,804)	(21,796,986)

Net increase (decrease) in shares outstanding before conversion	224,080	6,237,383
Shares reacquired upon conversion into Class A and Class Z	(38,213)	(1,393,571)

Net increase (decrease) in shares outstanding	185,867	$4,843,812

Year ended November 30, 2013:
Shares sold	599,904	$17,319,980
Shares issued in reinvestment of dividends and distributions	706,357	17,242,181
Shares reacquired	(865,322)	(26,244,056)

Net increase (decrease) in shares outstanding before conversion	440,939	8,318,105
Shares reacquired upon conversion into Class A and Class Z	(49,514)	(1,539,156)

Net increase (decrease) in shares outstanding	391,425	$6,778,949

Class R
Six months ended May 31, 2014:
Shares sold	114,048	$4,970,406
Shares issued in reinvestment of dividends and distributions	14,311	545,684
Shares reacquired	(98,975)	(4,091,386)

Net increase (decrease) in shares outstanding	29,384	$1,424,704

Year ended November 30, 2013:
Shares sold	200,765	$7,209,379
Shares issued in reinvestment of dividends and distributions	5,767	160,967
Shares reacquired	(76,369)	(2,742,640)

Net increase (decrease) in shares outstanding	130,163	$4,627,706

Class X
Period ended April 11, 2014*:
Shares sold	17	$737
Shares issued in reinvestment of dividends and distributions	139	4,937
Shares reacquired	(30)	(1,220)

Net increase (decrease) in shares outstanding before conversion	126	4,454
Shares reacquired upon conversion into Class A	(1,924)	(79,348)

Net increase (decrease) in shares outstanding	(1,798)	$(74,894)

Year ended November 30, 2013:
Shares issued in reinvestment of dividends and distributions	859	$22,414
Shares reacquired	(850)	(26,410)

Net increase (decrease) in shares outstanding before conversion	9	(3,996)
Shares reacquired upon conversion into Class A	(5,131)	(166,275)

Net increase (decrease) in shares outstanding	(5,122)	$(170,271)

32

Class Z	Shares	Amount
Six months ended May 31, 2014:
Shares sold	4,602,562	$207,398,968
Shares issued in reinvestment of dividends and distributions	1,083,011	43,894,432
Shares reacquired	(2,984,383)	(133,005,388)

Net increase (decrease) in shares outstanding before conversion	2,701,190	118,288,012
Shares issued upon conversion from Class A and Class C	102,970	4,734,946
Shares reacquired upon conversion into Class A	(9,476)	(441,600)

Net increase (decrease) in shares outstanding	2,794,684	$122,581,358

Year ended November 30, 2013:
Shares sold	9,277,606	$341,266,666
Shares issued in reinvestment of dividends and distributions	983,198	28,886,357
Shares reacquired	(4,220,664)	(156,983,126)

Net increase (decrease) in shares outstanding before conversion	6,040,140	213,169,897
Shares issued upon conversion from Class A and Class C	142,120	5,299,323
Shares reacquired upon conversion into Class A	(46,532)	(1,814,639)

Net increase (decrease) in shares outstanding	6,135,728	$216,654,581

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2014.

Prudential Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$41.99		$31.95	$25.77	$21.77	$18.79	$14.65
Income (loss) from investment operations:
Net investment loss	(.11)		(.20)	(.17)	(.26)	(.14)	(.07)
Net realized and unrealized gain on investment and foreign currency transactions	3.12		13.66	7.35	4.26	3.12	4.35
Total from investment operations	3.01		13.46	7.18	4.00	2.98	4.28
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-	-	-	(.14)
Distributions from net realized gains	(3.23)		(3.37)	(1.00)	-	-	-
Total dividends and distributions	(3.23)		(3.42)	(1.00)	-	-	(.14)
Net asset value, end of period	$41.77		$41.99	$31.95	$25.77	$21.77	$18.79
Total Return(b):	7.86%		47.48%	28.98%	18.37%	15.86%	29.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,151,365		$1,110,999	$688,749	$403,047	$330,059	$283,916
Average net assets (000)	$1,199,319		$902,504	$595,244	$383,231	$321,876	$256,120
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15%	(d)	1.18%	1.23%	1.25%	1.27%	1.30%
Expenses before waivers and/or expense reimbursement	1.15%	(d)	1.18%	1.23%	1.25%	1.27%	1.30%
Net investment loss	(.50)%	(d)	(.56)%	(.57)%	(1.06)%	(.67)%	(.43)%
Portfolio turnover rate	26%	(e)	54%	47%	54%	55%	40%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$36.43		$28.36	$23.13	$19.68	$17.11	$13.32
Income (loss) from investment operations:
Net investment loss	(.22)		(.38)	(.35)	(.39)	(.26)	(.16)
Net realized and unrealized gain on investment and foreign currency transactions	2.67		11.87	6.58	3.84	2.83	3.96
Total from investment operations	2.45		11.49	6.23	3.45	2.57	3.80
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-	-	-	(.01)
Distributions from net realized gains	(3.23)		(3.37)	(1.00)	-	-	-
Total dividends and distributions	(3.23)		(3.42)	(1.00)	-	-	(.01)
Net asset value, end of period	$35.65		$36.43	$28.36	$23.13	$19.68	$17.11
Total Return(b):	7.50%		46.43%	28.14%	17.53%	15.02%	28.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,265		$54,595	$46,656	$45,280	$42,743	$43,057
Average net assets (000)	$55,476		$50,463	$48,738	$46,069	$43,949	$42,971
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.85%	(d)	1.88%	1.93%	1.95%	1.97%	2.00%
Expenses before waivers and/or expense reimbursement	1.85%	(d)	1.88%	1.93%	1.95%	1.97%	2.00%
Net investment loss	(1.20)%	(d)	(1.23)%	(1.31)%	(1.76)%	(1.37)%	(1.05)%
Portfolio turnover rate	26%	(e)	54%	47%	54%	55%	40%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$36.42		$28.35	$23.13	$19.68	$17.10	$13.31
Income (loss) from investment operations:
Net investment loss	(.22)		(.38)	(.34)	(.39)	(.26)	(.17)
Net realized and unrealized gain on investment and foreign currency transactions	2.67		11.87	6.56	3.84	2.84	3.97
Total from investment operations	2.45		11.49	6.22	3.45	2.58	3.80
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-	-	-	(.01)
Distributions from net realized gains	(3.23)		(3.37)	(1.00)	-	-	-
Total dividends and distributions	(3.23)		(3.42)	(1.00)	-	-	(.01)
Net asset value, end of period	$35.64		$36.42	$28.35	$23.13	$19.68	$17.10
Total Return(b):	7.50%		46.44%	28.09%	17.53%	15.09%	28.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$250,557		$249,263	$182,936	$116,060	$93,799	$78,726
Average net assets (000)	$263,152		$216,277	$159,912	$109,282	$90,766	$71,726
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.85%	(d)	1.88%	1.93%	1.95%	1.97%	2.00%
Expenses before waivers and/or expense reimbursement	1.85%	(d)	1.88%	1.93%	1.95%	1.97%	2.00%
Net investment loss	(1.20)%	(d)	(1.24)%	(1.28)%	(1.76)%	(1.37)%	(1.11)%
Portfolio turnover rate	26%	(e)	54%	47%	54%	55%	40%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended May 31, 2014		Year Ended November 30, 2013	February 3, 2012(a) through November 30, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$41.83		$31.90	$28.25
Income (loss) from investment operations:
Net investment loss	(.14)		(.32)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	3.09		13.67	3.70
Total from investment operations	2.95		13.35	3.65
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-
Distributions from net realized gains	(3.23)		(3.37)	-
Total dividends and distributions	(3.23)		(3.42)	-
Net asset value, end of period	$41.55		$41.83	$31.90
Total Return(c):	7.77%		47.18%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,160		$6,984	$1,175
Average net assets (000)	$8,552		$3,873	$371
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.35%	(e)	1.38%	1.48%	(e)
Expenses before waiver and/or expense reimbursement	1.60%	(e)	1.63%	1.73%	(e)
Net investment loss	(.68)%	(e)	(.86)%	(.24)%	(e)
Portfolio turnover rate	26%	(f)	54%	47%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	37

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended November 30,
	2014(g)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$39.19		$30.04	$24.27	$20.50		$17.67	$13.75
Income (loss) from investment operations:
Net investment loss	(.05)		(.11)	(.16)	(.23)		(.12)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	.23		12.68	6.93	4.00		2.94	4.06
Total from investment operations	.18		12.57	6.77	3.77		2.82	4.01
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-	-		-	(.15)
Distributions from net realized gains	(3.23)		(3.37)	(1.00)	-		-	-
Total dividends and distributions	(3.23)		(3.42)	(1.00)	-		-	(.15)
Capital Contributions (Note 2):	-		-	- (b)	-	(b)	.01	.06
Net asset value, end of period	$36.14		$39.19	$30.04	$24.27		$20.50	$17.67
Total Return(c):	7.02%		47.54%	29.08%	18.39%		16.02%	29.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6		$70	$208	$278		$403	$539
Average net assets (000)	$47		$133	$241	$354		$462	$562
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.13%	1.18%	1.20%		1.22%	1.25%
Expenses before waivers and/or expense reimbursement	1.08%	(e)	1.13%	1.18%	1.20%		1.22%	1.25%
Net investment loss	(.35)%	(e)	(.35)%	(.58)%	(1.00)%		(.62)%	(.31)%
Portfolio turnover rate	26%	(f)(h)	54%	47%	54%		55%	40%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of May 31, 2014.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$44.24		$33.39	$26.80	$22.58	$19.43	$15.16
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.11)	(.08)	(.20)	(.08)	.03
Net realized and unrealized gain on investment and foreign currency transactions	3.31		14.38	7.67	4.42	3.23	4.43
Total from investment operations	3.26		14.27	7.59	4.22	3.15	4.46
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-	-	-	(.19)
Distributions from net realized gains	(3.23)		(3.37)	(1.00)	-	-	-
Total dividends and distributions	(3.23)		(3.42)	(1.00)	-	-	(.19)
Net asset value, end of period	$44.27		$44.24	$33.39	$26.80	$22.58	$19.43
Total Return(b):	8.04%		47.90%	29.41%	18.69%	16.21%	29.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$862,168		$737,978	$352,103	$197,399	$94,836	$100,060
Average net assets (000)	$851,886		$540,745	$288,971	$142,684	$111,740	$148,563
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.85%	(d)	.88%	.93%	.95%	.97%	1.00%
Expenses before waivers and/or expense reimbursement	.85%	(d)	.88%	.93%	.95%	.97%	1.00%
Net investment income (loss)	(.21)%	(d)	(.29)%	(.27)%	(.76)%	(.36)%	.18%
Portfolio turnover rate	26%	(e)	54%	47%	54%	55%	40%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PJHRX	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P791	74441P866

MF188E4    0264560-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON UTILITY FUND

SEMIANNUAL REPORT • MAY 31, 2014

Fund Type

Sector Stock

Objective

Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Utility Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Utility Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Utility Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	18.90%	29.76%	150.97%	240.26%	—
Class B	18.48	28.87	142.47	216.46	—
Class C	18.50	28.90	142.34	216.38	—
Class R	18.80	29.53	148.72	N/A	78.46% (8/22/06)
Class Z	19.13	30.20	154.99	249.94	—
S&P 500 Utility Total Return (TR) Index	14.62	18.08	97.93	168.57	—
S&P 500 Index	7.61	20.42	132.51	111.23	—
Lipper Utility Funds Avg.	13.62	19.76	100.25	175.99	—

Average Annual Total Returns (With Sales Charges) as of 6/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		29.64%	19.65%	12.67%	—
Class B		31.35	20.09	12.49	—
Class C		35.28	20.17	12.49	—
Class R		37.03	20.78	N/A	8.45% (8/22/06)
Class Z		37.65	21.38	13.62	—
S&P 500 Utility Total Return (TR) Index		22.19	14.40	10.70	—
S&P 500 Index		24.58	18.82	7.78	—
Lipper Utility Funds Avg.		24.55	14.79	10.69	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Utility Total Return (TR) Index

The Standard & Poor’s Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power. S&P 500 Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/14 is 67.73% for Class R. S&P 500 Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/14 is 7.42% for Class R.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US companies. It gives a broad look at how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/14 is 74.18% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/14 is 7.62% for Class R.

Lipper Utility Funds Average

The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. Lipper Average Closest Month-End to Inception cumulative total return as of 5/31/14 is 75.39% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/14 is 7.85% for Class R.

Prudential Jennison Utility Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/14
Cheniere Energy, Inc., Oil & Gas Storage & Transportation	5.4%
Targa Resources Corp., Oil & Gas Storage & Transportation	5.0
Energy Transfer Equity LP, Oil & Gas Storage & Transportation	3.4
NRG Energy, Inc., Independent Power Producers & Energy Traders	3.1
Sempra Energy, Multi-Utilities	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/14
Oil & Gas Storage & Transportation	28.7%
Electric Utilities	24.0
Multi-Utilities	20.2
Independent Power Producers & Energy Traders	8.1
Cable & Satellite	4.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2013, at the beginning of the period, and held through the six-month period ended May 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Utility Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,189.00	0.83%	$4.53
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18

Class B	Actual	$1,000.00	$1,184.80	1.53%	$8.33
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class C	Actual	$1,000.00	$1,185.00	1.53%	$8.33
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class R	Actual	$1,000.00	$1,188.00	1.03%	$5.62
	Hypothetical	$1,000.00	$1,019.80	1.03%	$5.19

Class Z	Actual	$1,000.00	$1,191.30	0.53%	$2.90
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended May 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.83%	0.83%
B	1.53	1.53
C	1.53	1.53
R	1.28	1.03
Z	0.53	0.53

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Cable & Satellite 4.4%
362,439	Charter Communications, Inc. (Class A Stock)*(a)	$51,879,518
1,358,876	Comcast Corp. (Class A Stock)(a)	70,933,327
915,871	Liberty Global PLC (United Kingdom) (Class C Stock)*	39,199,279

		162,012,124

Electric Utilities 24.0%
339,835	Alupar Investimento SA (Brazil)	2,593,929
1,615,985	Alupar Investimento SA, 144A (Brazil)(b)	12,334,662
1,809,180	American Electric Power Co., Inc.	96,519,753
766,862	Cleco Corp.	39,899,830
733,616	Duke Energy Corp.	52,145,425
2,042,161	Edison International	112,604,758
1,769,124	ITC Holdings Corp.	64,749,938
2,388,209	Korea Electric Power Corp. (Korea), ADR(a)	45,949,141
1,109,728	NextEra Energy, Inc.	108,043,118
1,897,618	Northeast Utilities	86,151,857
2,111,575	OGE Energy Corp.	77,558,150
1,795,221	Portland General Electric Co.(a)	59,367,959
2,120,415	PPL Corp.	74,405,362
1,495,062	Westar Energy, Inc.(a)	53,896,985

		886,220,867

Independent Power Producers & Energy Traders 8.1%
4,470,076	Calpine Corp.*	104,242,172
5,496,348	Drax Group PLC (United Kingdom)	57,984,256
682,905	Dynegy, Inc.*	23,013,899
3,248,588	NRG Energy, Inc.	115,779,676

		301,020,003

Integrated Telecommunication Services 2.4%
8,944,421	Frontier Communications Corp.	51,788,198
14,665,620	Telecom Italia SpA (Italy)*	18,229,598
379,599	Verizon Communications, Inc.	18,964,766

		88,982,562

Multi-Utilities 20.2%
1,279,110	Alliant Energy Corp.	74,572,113
1,652,908	Ameren Corp.	65,041,930

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
2,841,784	CenterPoint Energy, Inc.	$68,543,830
2,409,556	CMS Energy Corp.	71,684,291
1,259,276	Dominion Resources, Inc.	86,839,673
906,085	DTE Energy Co.	68,971,190
2,359,273	NiSource, Inc.(a)	88,166,032
1,587,282	PG&E Corp.	72,808,625
1,130,290	Sempra Energy	113,424,602
1,808,906	Veolia Environnement SA (France)	34,562,907

		744,615,193

Oil & Gas Storage & Transportation 28.7%
2,903,181	Cheniere Energy, Inc.*	197,735,658
1,748,646	Cheniere Energy Partners LP Holdings LLC(a)	46,793,767
1,524,275	Enbridge, Inc. (Canada)	72,439,261
269,740	Enbridge, Inc., Reg D, Private Placement (Canada)	12,819,056
2,447,882	Energy Transfer Equity LP	124,744,067
393,624	EnLink Midstream LLC	16,244,862
558,862	EQT Midstream Partners LP(a)	45,904,925
331,347	MarkWest Energy Partners LP	20,526,947
1,683,518	ONEOK, Inc.	108,570,076
1,380,976	Plains GP Holdings LP (Class A Stock)(a)	38,114,937
956,497	SemGroup Corp. (Class A Stock)	64,984,406
1,590,375	Targa Resources Corp.	182,829,510
880,784	Western Gas Equity Partners LP(a)	45,765,537
1,736,270	Williams Cos., Inc. (The)	81,535,239

		1,059,008,248

Railroads 0.7%
133,289	Union Pacific Corp.	26,560,499

Renewable Electricity 2.1%
6,303,216	China Hydroelectric Corp. (China), ADR*(a)	21,620,031
1,844,759	Pattern Energy Group, Inc.	55,988,436

		77,608,467

Specialized REITs 2.5%
589,113	American Tower Corp.	52,802,198
539,847	Crown Castle International Corp.	41,422,460

		94,224,658

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Water Utilities 1.8%
1,342,536	American Water Works Co., Inc.	$65,260,675

Wireless Telecommunication Services 3.5%
1,065,825	SBA Communications Corp. (Class A Stock)*(a)	108,181,237
589,185	Vodafone Group PLC (United Kingdom), ADR	20,627,367

		128,808,604

	TOTAL LONG-TERM INVESTMENTS (cost $2,290,151,231)	3,634,321,900

SHORT-TERM INVESTMENT 8.9%

AFFILIATED MONEY MARKET MUTUAL FUND
327,451,941	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $327,451,941; includes $277,174,007 of cash collateral received for securities on loan)(Note 3)(c)(d)	327,451,941

	TOTAL INVESTMENTS 107.3% (cost $2,617,603,172; Note 5)	3,961,773,841
	Liabilities in excess of other assets (7.3)%	(270,838,730)

	NET ASSETS 100.0%	$3,690,935,111

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $272,803,751; cash collateral of $277,174,007 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Portfolio of Investments

as of May 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$162,012,124	$—	$—
Electric Utilities	873,886,205	12,334,662	—
Independent Power Producers & Energy Traders	243,035,747	57,984,256	—
Integrated Telecommunication Services	70,752,964	18,229,598	—
Multi-Utilities	710,052,286	34,562,907	—
Oil & Gas Storage & Transportation	1,046,189,192	12,819,056	—
Railroads	26,560,499	—	—
Renewable Electricity	77,608,467	—	—
Specialized REITs	94,224,658	—	—
Water Utilities	65,260,675	—	—
Wireless Telecommunication Services	128,808,604	—	—
Affiliated Money Market Mutual Fund	327,451,941	—	—

Total	$3,825,843,362	$135,930,479	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2014 was as follows:

Oil & Gas Storage & Transportation	28.7%
Electric Utilities	24.0
Multi-Utilities	20.2
Affiliated Money Market Mutual Fund (including 7.5% of collateral for securities on loan)	8.9
Independent Power Producers & Energy Traders	8.1
Cable & Satellite	4.4
Wireless Telecommunication Services	3.5
Specialized REITs	2.5%
Integrated Telecommunication Services	2.4
Renewable Electricity	2.1
Water Utilities	1.8
Railroads	0.7

107.3
Liabilities in excess of other assets	(7.3)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MAY 31, 2014

Prudential Jennison Utility Fund

Statement of Assets & Liabilities

as of May 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $272,803,751:
Unaffiliated investments (cost $2,290,151,231)	$3,634,321,900
Affiliated investments (cost $327,451,941)	327,451,941
Receivable for Fund shares sold	6,416,506
Dividends receivable	5,675,115
Tax reclaim receivable	37,927
Prepaid expenses	7,637

Total assets	3,973,911,026

Liabilities
Payable to broker for collateral for securities on loan	277,174,007
Payable for Fund shares reacquired	2,882,942
Management fee payable	1,268,591
Distribution fee payable	995,928
Accrued expenses	404,660
Affiliated transfer agent fee payable	235,576
Payable to custodian	7,527
Deferred directors’ fees	6,684

Total liabilities	282,975,915

Net Assets	$3,690,935,111

Net assets were comprised of:
Common stock, at par	$2,257,574
Paid-in capital in excess of par	2,230,435,026

2,232,692,600
Undistributed net investment income	42,542,374
Accumulated net realized gain on investment and foreign currency transactions	71,528,262
Net unrealized appreciation on investments and foreign currencies	1,344,171,875

Net assets, May 31, 2014	$3,690,935,111

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($3,261,955,054 ÷ 199,488,200 shares of common stock issued and outstanding)	$16.35
Maximum sales charge (5.50% of offering price)	0.95

Maximum offering price to public	$17.30

Class B
Net asset value, offering price and redemption price per share ($92,568,654 ÷ 5,678,126 shares of common stock issued and outstanding)	$16.30

Class C
Net asset value, offering price and redemption price per share ($123,662,369 ÷ 7,590,170 shares of common stock issued and outstanding)	$16.29

Class R
Net asset value, offering price and redemption price per share ($21,748,634 ÷ 1,331,025 shares of common stock issued and outstanding)	$16.34

Class Z
Net asset value, offering price and redemption price per share ($191,000,400 ÷ 11,669,863 shares of common stock issued and outstanding)	$16.37

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Statement of Operations

Six Months Ended May 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $319,157)	$63,669,192
Affiliated income from securities loaned, net	187,361
Affiliated dividend income	25,721

Total income	63,882,274

Expenses
Management fee	7,017,114
Distribution fee—Class A	4,466,483
Distribution fee—Class B	422,339
Distribution fee—Class C	520,370
Distribution fee—Class R	63,733
Transfer agent’s fees and expenses (including affiliated expense of $608,100)	1,377,000
Custodian’s fees and expenses	214,000
Shareholders’ reports	65,000
Registration fees	43,000
Directors’ fees	40,000
Insurance	23,000
Legal fees and expenses	19,000
Audit fee	11,000
Miscellaneous	15,713

Total expenses	14,297,752
Less: Distribution fee waiver—Class R	(21,244)

Net expenses	14,276,508

Net investment income	49,605,766

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	71,653,508
Foreign currency transactions	(29,763)

71,623,745

Net change in unrealized appreciation (depreciation) on:
Investments	459,300,970
Foreign currencies	14,867

459,315,837

Net gain on investment and foreign currency transactions	530,939,582

Net Increase In Net Assets Resulting From Operations	$580,545,348

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2014	Year Ended November 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$49,605,766	$58,729,329
Net realized gain on investment and foreign currency transactions	71,623,745	248,099,601
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	459,315,837	313,863,422

Net increase in net assets resulting from operations	580,545,348	620,692,352

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(45,424,089)	(90,254,328)
Class B	(990,347)	(2,195,879)
Class C	(1,232,022)	(2,428,463)
Class R	(238,374)	(334,947)
Class Z	(2,403,378)	(4,742,706)

	(50,288,210)	(99,956,323)

Distributions from net realized gains
Class A	(34,735,686)	—
Class B	(979,548)	—
Class C	(1,182,534)	—
Class R	(182,512)	—
Class Z	(1,680,351)	—

	(38,760,631)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	223,366,885	153,074,455
Net asset value of shares issued in reinvestment of dividends and distributions	84,000,067	93,624,094
Cost of shares reacquired	(213,348,776)	(401,252,935)

Net increase (decrease) in net assets from Fund share transactions	94,018,176	(154,554,386)

Total increase	585,514,683	366,181,643

Net Assets:
Beginning of period	3,105,420,428	2,739,238,785

End of period(a)	$3,690,935,111	$3,105,420,428

(a) Includes undistributed net investment income of:	$42,542,374	$43,224,818

See Notes to Financial Statements.

Prudential Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of capital appreciation and current income.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

18

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

20

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Prudential Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

22

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement

Prudential Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .42% for the six months ended May 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2015.

PIMS has advised the Fund that it received $1,281,283 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2014, it received $869, $33,399 and $3,677 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

24

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2014, PIM has been compensated $55,965 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2014, were $714,960,492 and $687,298,918, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2014 were as follows:

Tax Basis	$2,590,984,009

Appreciation	1,431,912,406
Depreciation	(61,122,574)

Net Unrealized Appreciation	$1,370,789,832

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which

Prudential Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 925 million shares of $.01 par value per share common stock authorized which consists of 600 million shares of Class A common stock, 60 million shares of Class B common stock, 90 million shares of Class C common stock, 75 million shares of Class R common stock and 100 million shares of Class Z common stock.

26

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2014:
Shares sold	8,121,155	$124,833,280
Shares issued in reinvestment of dividends and distributions	5,238,223	75,875,703
Shares reacquired	(11,021,546)	(165,891,516)

Net increase (decrease) in shares outstanding before conversion	2,337,832	34,817,467
Shares issued upon conversion from Class B and Class Z	595,129	8,779,319
Shares reacquired upon conversion into Class Z	(189,518)	(2,912,614)

Net increase (decrease) in shares outstanding	2,743,443	$40,684,172

Year ended November 30, 2013:
Shares sold	5,532,252	$73,515,278
Shares issued in reinvestment of dividends and distributions	6,753,846	84,906,046
Shares reacquired	(23,569,536)	(309,420,082)

Net increase (decrease) in shares outstanding before conversion	(11,283,438)	(150,998,758)
Shares issued upon conversion from Class B, Class C and Class Z	1,228,486	15,874,344
Shares reacquired upon conversion into Class Z	(179,900)	(2,410,033)

Net increase (decrease) in shares outstanding	(10,234,852)	$(137,534,447)

Class B
Six months ended May 31, 2014:
Shares sold	666,652	$10,092,786
Shares issued in reinvestment of dividends and distributions	126,600	1,827,420
Shares reacquired	(313,679)	(4,723,194)

Net increase (decrease) in shares outstanding before conversion	479,573	7,197,012
Shares reacquired upon conversion into Class A	(589,565)	(8,665,840)

Net increase (decrease) in shares outstanding	(109,992)	$(1,468,828)

Year ended November 30, 2013:
Shares sold	923,165	$12,240,516
Shares issued in reinvestment of dividends and distributions	163,120	2,036,253
Shares reacquired	(850,327)	(11,164,672)

Net increase (decrease) in shares outstanding before conversion	235,958	3,112,097
Shares reacquired upon conversion into Class A	(1,226,299)	(15,788,631)

Net increase (decrease) in shares outstanding	(990,341)	$(12,676,534)

Prudential Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2014:
Shares sold	1,312,115	$20,075,813
Shares issued in reinvestment of dividends and distributions	140,918	2,034,566
Shares reacquired	(518,634)	(7,714,430)

Net increase (decrease) in shares outstanding before conversion	934,399	14,395,949
Shares reacquired upon conversion into Class Z	(14,981)	(217,638)

Net increase (decrease) in shares outstanding	919,418	$14,178,311

Year ended November 30, 2013:
Shares sold	1,007,498	$13,425,552
Shares issued in reinvestment of dividends and distributions	157,065	1,961,731
Shares reacquired	(1,436,746)	(18,804,306)

Net increase (decrease) in shares outstanding before conversion	(272,183)	(3,417,023)
Shares reacquired upon conversion into Class A and Class Z	(53,535)	(696,336)

Net increase (decrease) in shares outstanding	(325,718)	$(4,113,359)

Class R
Six months ended May 31, 2014:
Shares sold	481,992	$7,360,685
Shares issued in reinvestment of dividends and distributions	29,020	420,887
Shares reacquired	(182,030)	(2,748,260)

Net increase (decrease) in shares outstanding	328,982	$5,033,312

Year ended November 30, 2013:
Shares sold	562,581	$7,546,163
Shares issued in reinvestment of dividends and distributions	26,599	334,947
Shares reacquired	(294,978)	(3,887,416)

Net increase (decrease) in shares outstanding	294,202	$3,993,694

28

Class Z	Shares	Amount
Six months ended May 31, 2014:
Shares sold	3,981,958	$61,004,321
Shares issued in reinvestment of dividends and distributions	264,810	3,841,491
Shares reacquired	(2,159,928)	(32,271,376)

Net increase (decrease) in shares outstanding before conversion	2,086,840	32,574,436
Shares issued upon conversion from Class A and Class C	204,322	3,130,252
Shares reacquired upon conversion into Class A	(7,549)	(113,479)

Net increase (decrease) in shares outstanding	2,283,613	$35,591,209

Year ended November 30, 2013:
Shares sold	3,512,124	$46,346,946
Shares issued in reinvestment of dividends and distributions	348,039	4,385,117
Shares reacquired	(4,388,815)	(57,976,459)

Net increase (decrease) in shares outstanding before conversion	(528,652)	(7,244,396)
Shares issued upon conversion from Class A and Class C	232,252	3,094,088
Shares reacquired upon conversion into Class A	(5,233)	(73,432)

Net increase (decrease) in shares outstanding	(301,633)	$(4,223,740)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2014.

Prudential Jennison Utility Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.14		$11.85	$10.64	$9.85	$8.61	$7.49
Income (loss) from investment operations:
Net investment income	.23		.26	.29	.29	.24	.28
Net realized and unrealized gain on investment and foreign currency transactions	2.39		2.48	1.15	.76	1.20	1.04
Total from investment operations	2.62		2.74	1.44	1.05	1.44	1.32
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.45)	(.23)	(.26)	(.20)	(.20)
Distributions from net realized gains	(.18)		-	-	-	-	-
Total dividends and distributions	(.41)		(.45)	(.23)	(.26)	(.20)	(.20)
Capital Contributions(e):	-		-	-	-	- (d)	-
Net asset value, end of period	$16.35		$14.14	$11.85	$10.64	$9.85	$8.61
Total Return(b):	18.90%		23.62%	13.73%	10.74%	16.91%	18.13%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$3,262		$2,783	$2,453	$2,388	$2,444	$2,357
Average net assets (000,000)	$2,986		$2,665	$2,454	$2,486	$2,423	$2,178
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83%	(f)	.85%	.87%	.89%	.90%	.92%
Expenses before waivers and/or expense reimbursement	.83%	(f)	.85%	.87%	.89%	.90%	.92%
Net investment income	3.01%	(f)	2.00%	2.52%	2.77%	2.61%	3.64%
Portfolio turnover rate	21%	(g)	44%	37%	51%	53%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

30

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.10		$11.82	$10.61	$9.83	$8.59	$7.47
Income (loss) from investment operations:
Net investment income	.17		.17	.21	.22	.18	.23
Net realized and unrealized gain on investment and foreign currency transactions	2.39		2.47	1.15	.75	1.20	1.04
Total from investment operations	2.56		2.64	1.36	.97	1.38	1.27
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.36)	(.15)	(.19)	(.14)	(.15)
Distributions from net realized gains	(.18)		-	-	-	-	-
Total dividends and distributions	(.36)		(.36)	(.15)	(.19)	(.14)	(.15)
Capital Contributions(e):	-		-	-	-	- (d)	-
Net asset value, end of period	$16.30		$14.10	$11.82	$10.61	$9.83	$8.59
Total Return(b):	18.48%		22.75%	12.97%	9.89%	16.16%	17.35%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$93		$82	$80	$92	$103	$110
Average net assets (000,000)	$85		$81	$86	$99	$106	$109
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(f)	1.55%	1.57%	1.59%	1.60%	1.62%
Expenses before waivers and/or expense reimbursement	1.53%	(f)	1.55%	1.57%	1.59%	1.60%	1.62%
Net investment income	2.33%	(f)	1.32%	1.83%	2.08%	1.91%	3.03%
Portfolio turnover rate	21%	(g)	44%	37%	51%	53%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.09		$11.81	$10.60	$9.82	$8.58	$7.47
Income (loss) from investment operations:
Net investment income	.17		.17	.20	.22	.18	.22
Net realized and unrealized gain on investment and foreign currency transactions	2.39		2.47	1.16	.75	1.20	1.04
Total from investment operations	2.56		2.64	1.36	.97	1.38	1.26
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.36)	(.15)	(.19)	(.14)	(.15)
Distributions from net realized gains	(.18)		-	-	-	-	-
Total dividends and distributions	(.36)		(.36)	(.15)	(.19)	(.14)	(.15)
Capital Contributions(e):	-		-	-	-	- (d)	-
Net asset value, end of period	$16.29		$14.09	$11.81	$10.60	$9.82	$8.58
Total Return(b):	18.50%		22.76%	12.98%	9.90%	16.18%	17.21%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$124		$94	$83	$90	$97	$101
Average net assets (000,000)	$104		$89	$87	$95	$100	$98
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(f)	1.55%	1.57%	1.59%	1.60%	1.62%
Expenses before waivers and/or expense reimbursement	1.53%	(f)	1.55%	1.57%	1.59%	1.60%	1.62%
Net investment income	2.29%	(f)	1.30%	1.81%	2.07%	1.90%	2.98%
Portfolio turnover rate	21%	(g)	44%	37%	51%	53%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.13		$11.84	$10.63	$9.85	$8.60	$7.49
Income (loss) from investment operations:
Net investment income	.21		.24	.26	.27	.22	.26
Net realized and unrealized gain on investment and foreign currency transactions	2.40		2.47	1.16	.75	1.21	1.04
Total from investment operations	2.61		2.71	1.42	1.02	1.43	1.30
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.42)	(.21)	(.24)	(.18)	(.19)
Distributions from net realized gains	(.18)		-	-	-	-	-
Total dividends and distributions	(.40)		(.42)	(.21)	(.24)	(.18)	(.19)
Capital Contributions(e):	-		-	-	-	- (d)	-
Net asset value, end of period	$16.34		$14.13	$11.84	$10.63	$9.85	$8.60
Total Return(b):	18.80%		23.40%	13.51%	10.42%	16.82%	17.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,749		$14,163	$8,383	$5,859	$4,461	$3,223
Average net assets (000)	$17,042		$10,909	$7,164	$5,467	$3,914	$2,868
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	(f)	1.05%	1.07%	1.09%	1.10%	1.12%
Expenses before waivers and/or expense reimbursement	1.28%	(f)	1.30%	1.32%	1.34%	1.35%	1.37%
Net investment income	2.82%	(f)	1.80%	2.33%	2.59%	2.42%	3.37%
Portfolio turnover rate	21%	(g)	44%	37%	51%	53%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.15		$11.86	$10.64	$9.86	$8.61	$7.50
Income (loss) from investment operations:
Net investment income	.24		.31	.32	.33	.27	.30
Net realized and unrealized gain on investment and foreign currency transactions	2.41		2.47	1.17	.74	1.21	1.04
Total from investment operations	2.65		2.78	1.49	1.07	1.48	1.34
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.49)	(.27)	(.29)	(.23)	(.23)
Distributions from net realized gains	(.18)		-	-	-	-	-
Total dividends and distributions	(.43)		(.49)	(.27)	(.29)	(.23)	(.23)
Capital Contributions(e):	-		-	-	-	- (d)	-
Net asset value, end of period	$16.37		$14.15	$11.86	$10.64	$9.86	$8.61
Total Return(b):	19.13%		23.97%	14.16%	10.96%	17.37%	18.33%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$191		$133	$115	$103	$81	$82
Average net assets (000,000)	$150		$129	$111	$103	$84	$83
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.53%	(f)	.55%	.57%	.59%	.60%	.62%
Expenses before waivers and/or expense reimbursement	.53%	(f)	.55%	.57%	.59%	.60%	.62%
Net investment income	3.25%	(f)	2.31%	2.83%	3.09%	2.91%	4.00%
Portfolio turnover rate	21%	(g)	44%	37%	51%	53%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0264540-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	July 18, 2014